Short-term debt - Narrative (Details)	Dec. 12, 2022 USD ($)	Dec. 31, 2023 USD ($) loan	Dec. 31, 2022 USD ($) loan
Line of Credit Facility [Line Items]
Number of short term bank loans | loan		2
Short-term debt		$ 29,533,000	$ 318,000
Ratio of net indebtedness to EBITDA		1.02
Banco BBVA Argentina S.A. due January 2023
Line of Credit Facility [Line Items]
Number of short term bank loans | loan			2
Short-term bank loans
Line of Credit Facility [Line Items]
Short-term debt		$ 29,502,000	$ 267,000
Short-term bank loans | Banco Itaú Chile note, due December 2024
Line of Credit Facility [Line Items]
Short-term debt		$ 19,681,000
Annual interest rate (as a percent)		8.28%
Short-term bank loans | Banco de Chile S.A. note, due December 2024
Line of Credit Facility [Line Items]
Short-term debt		$ 9,821,000
Annual interest rate (as a percent)		8.88%
Short-term bank loans | Banco BBVA Argentina S.A. due January 2023
Line of Credit Facility [Line Items]
Short-term debt			$ 267,000
Annual interest rate (as a percent)			14.50%
Revolving credit facility
Line of Credit Facility [Line Items]
Debt to EBITDA ratio (lower than)	3.00
Line of credit, current		$ 0
Revolving credit facility | JPMorgan
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount	$ 25,000,000
Revolving credit facility | JPMorgan | SOFR
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate (as a percent)	3.10%